Consolidated Balance Sheets (Parentheticals) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	$ 0.43696	$ 0.43696
Common stock, shares issued (in Shares)	20,973	19,478
Common stock, shares outstanding (in Shares)	20,973	19,478
Common Stock, shares authorized	Unlimited	Unlimited